Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

A related party is any party that controls, jointly controls or can significantly influence the management or operating policies of the Company. Such parties would also include affiliates, investments accounted for by the equity method, principal shareholders, management, directors and the immediate family members of principal shareholders, management or directors.

In addition to the transactions and balances detailed elsewhere in the consolidated financial statements for the fiscal years ended March 31, 2012, 2011 and 2010, the Company had the following material transactions with related parties during those years:

(a)	The Company incurred annual real estate rental expenses for the fiscal years ended March 31, 2012, 2011 and 2010 of approximately US$451,507, US$713,103 and US$769,540, respectively, payable to two directors of Global-Tech and certain related companies of which certain of their directors are also directors of Global-Tech. Included in the aforesaid annual real estate rental expenses were amounts of US$318,743, US$478,635 and US$479,808 paid to two directors of Global-Tech during the fiscal years ended March 31, 2012, 2011 and 2010, respectively, which were included in their remuneration for the respective fiscal years as housing allowances.

(b)	Rental income of nil, nil and US$6,393 was earned for the fiscal years ended March 31, 2012, 2011 and 2010, respectively, from a jointly-controlled entity. The rentals were charged on mutually agreed terms.

(c)	Management fee income of nil, nil and US$9,313 was earned for the fiscal years ended March 31, 2012, 2011 and 2010, respectively, from a jointly-controlled entity, which was charged with reference to the actual costs incurred.

The amount due from a jointly-controlled entity is unsecured, interest-free and has no fixed terms of repayment. The amount due from a related party, of which two of the directors of Global-Tech were shareholders as of March 31, 2012, 2011 and 2010, is unsecured, interest-free and has no fixed terms of repayment.